UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
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Address:   7 Clifford Street
           -----------------------------
           London, W1S 2WE, United Kingdom
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Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
      -----------------------------
Title:  Head of Compliance
      -----------------------------
Phone:  +44 20 7440 2330
      -----------------------------

Signature, Place, and Date of Signing:

/s/ Angus Milne              London, United Kingdom          August 16, 2010
----------------------       ----------------------          ---------------
   [Signature]                    [City, State]                   [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                          ---------------------
Form 13F Information Table Entry Total:              18
                                          ---------------------
Form 13F Information Table Value Total:  $         468,554
                                          ---------------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                  ALGEBRIS INVESTMENTS (UK) LLP
                                                             FORM 13F
                                                   Quarter Ended June 30, 2010

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                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
                                                       -------     -------   ---  ----  ----------   --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM        060505104  36,106   2,512,600   SH            SOLE                2,512,600
BANK OF NEW YORK MELLON CORP      COM        064058100  30,863   1,250,000   SH   CALL     SOLE                1,250,000
CITIGROUP INC                     COM        172967101  13,160   3,500,000   SH   CALL     SOLE                3,500,000
GOLDMAN SACHS GROUP INC           COM        38141G104  26,254     200,000   SH   CALL     SOLE                  200,000
HARTFORD FINL SVCS GROUP INC      COM        416515104  27,161   1,227,325   SH            SOLE                1,227,325
HARTFORD FINL SVCS GROUP INC  DEP CONV PFD   416515708   5,785     250,000   SH            SOLE                  250,000
JPMORGAN CHASE & CO               COM        46625H100  96,287   2,630,071   SH            SOLE                2,630,071
JPMORGAN CHASE & CO               COM        46625H100  23,797     650,000   SH   CALL     SOLE                  650,000
LAZARD LTD                       SHS A       G54050102   4,248     159,042   SH            SOLE                  159,042
LINCOLN NATL CORP IND             COM        534187109  12,378     509,590   SH            SOLE                  509,590
METLIFE INC                       COM        59156R108  12,310     326,000   SH            SOLE                  326,000
MOODYS CORP                       COM        615369105  35,856   1,800,000   SH   PUT      SOLE                1,800,000
NASDAQ OMX GROUP INC              COM        631103108   6,033     339,300   SH            SOLE                  339,300
POPULAR INC                       COM        733174106  33,208  12,391,196   SH            SOLE               12,391,196
UNUM GROUP                        COM        91529Y106  39,670   1,828,100   SH            SOLE                1,828,100
VISA INC                       COM CL A      92826C839  25,711     363,400   SH            SOLE                  363,400
WEBSTER FINL CORP CONN            COM        947890109  11,567     644,781   SH            SOLE                  644,781
WELLS FARGO & CO NEW              COM        949746101  28,160   1,100,000   SH   CALL     SOLE                1,100,000
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